Related party information (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 21, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party borrowings and receivables
Investment in joint ventures		$ 10	$ 6
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	25.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding		34.00%
Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Fees charged for services provided		$ 0	0	$ 0
Amount payable		0	0	0
Key Management Personnel
Related party borrowings and receivables
Amount payable		7	4	4
Salaries and other short term employee benefits		12	12	10
Other employment benefits		1	1	1
Key management compensation excluding transaction cost		13	13	11
Transaction related compensation		7	29
Key management compensation		$ 20	$ 42	$ 11